COMMITMENTS	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
COMMITMENTS
Commitments and contingencies
24.	Commitments and contingencies:

Indemnifications:

The Company has agreed to indemnify its directors for all liabilities or obligations imposed upon or incurred by such indemnified person in relation to any claim, action, proceeding, investigation, or order whether civil, criminal or administrative and whether made or commenced by the Company or by any other person by reason of that indemnified person having been a director or officer of, or holding or having held a position equivalent to that of a director or officer of, the Company, any act or omission, whether or not negligent or wilful, of the indemnified person acting or having acted as a director, alternate director or officer, or as a person in an equivalent position, of the Company, or being named or made a witness in any claim resulting from having been a director or officer of, or holding or having held a position equivalent to that of a director or officer of, the Company, including legal fees and disbursements and all other costs of investigation and defence and all amounts paid or payable to settle a claim or to satisfy a judgment, or otherwise to discharge a liability imposed or incurred.

Spring Valley Acquisition III
COMMITMENTS
Commitments and contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES:

Registration Rights

The holders of the (i) Founder Shares, (ii) private placement warrants, which are issued in a private placement simultaneously with the closing of the Initial Public Offering, private placement warrants and the Class A ordinary shares underlying such private placement warrants and (iii) warrants that may be issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities were entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting commissions. On September 5, 2025, the underwriters exercised their over-allotment option, closing on the 3,000,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,600,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

NOTE 6. COMMITMENTS AND CONTINGENCIES: (continued)

Additionally, the underwriters are entitled to a deferred fee of the lesser of $0.40 per Unit, or $9,200,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement and will be based on the amount of funds remaining in the Trust Account after shareholder redemptions of public shares in connection with the consummation of a Business Combination. Subsequent to June 30, 2026, on July 10, 2026, the Company consummated its Business Combination with General Fusion and, based on the Trust Account balance retained after redemptions, a deferred underwriting fee of $769,642 was paid to the underwriters.

On January 21, 2026, the underwriters agreed to forfeit, simultaneously and in connection with the consummation of the Business Combination with General Fusion, an aggregated pro-rata portion (or as otherwise agreed amongst the Underwriters) of 15% of their private placement warrants, equal to an aggregate of 383,333 private placement warrants.

As described in Note 1, on January 21, 2026, the Company entered into the Business Combination Agreement with General Fusion and NewCo. For a complete description of the Business Combination Agreement and related agreements, including the Sponsor Letter, Support Agreement, Registration Rights Agreement, Lock-Up Agreement, and PIPE Financing, see Note 1.

NOTE 6. COMMITMENTS

Registration Rights

The holders of the (i) Founder Shares, (ii) private placement warrants, which are issued in a private placement simultaneously with the closing of the Initial Public Offering, private placement warrants and the Class A ordinary shares underlying such private placement warrants and (iii) warrants that may be issued upon conversion of working capital loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities were entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting commissions. On September 5, 2025, the underwriters exercised their over-allotment option, closing on the 3,000,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,600,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

Additionally, the underwriters are entitled to a deferred fee of $0.40 per Unit, or $9,200,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a

Business Combination, subject to the terms of the underwriting agreement and will be based on the amount of funds remaining in the Trust Account after shareholder redemptions of public shares in connection with the consummation of a Business Combination.